Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000028787
Average Annual Return [Line Items]
Average Annual Return, Percent	17.69%	14.95%	14.10%
Without Sales Load [Member] | C000028788
Average Annual Return [Line Items]
Average Annual Return, Percent	18.21%	15.46%	14.62%
Without Sales Load [Member] | C000028789
Average Annual Return [Line Items]
Average Annual Return, Percent	17.94%	15.18%	14.33%
Without Sales Load [Member] | C000074892
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%	15.00%	14.16%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%